Goodwill and Other Intangible Assets (Estimated Aggregate Amortization Expense for Intangible Assets for Next Five Fiscal Years) (Detail) ¥ in Millions	Mar. 31, 2015 JPY (¥)
Intangible Assets [Line Items]
Fiscal year ending March 31, 2016	¥ 244,323
Fiscal year ending March 31, 2017	215,092
Fiscal year ending March 31, 2018	180,038
Fiscal year ending March 31, 2019	139,297
Fiscal year ending March 31, 2020	¥ 99,588